U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202

May 29, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Absolute Shares Trust (the “Trust”)
Securities Act Registration No: 333-192733
Investment Company Act Registration No: 811-22917

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies that the form of Prospectus and Statements of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Trust dated May 27, 2019 and filed electronically as Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A on May 24, 2019.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5586.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
For U.S. Bank Global Fund Services